Revenue	12 Months Ended
Dec. 31, 2018
Revenue
Revenue

Note 4 Revenue

Revenue and internal sales

	Revenue			of which Internal Sales
	2018	2017	2016	2018	2017	2016
Sweden Consumer	10,000	8,632	8,507	—	—	—
Sweden Business	6,417	6,425	3,767	4	3	1
Lithuania	2,430	1,957	1,709	30	20	16
Latvia	1,308	1,178	1,022	18	22	23
Estonia	787	743	695	6	5	1
Croatia	1,937	1,694	1,534	8	7	—
Germany	539	612	708	—	—	—
IoT	200	147	75	—	—	—
Other	152	135	158	—	—	3
	23,770	21,523	18,175	66	57	44
Internal sales, elimination	(66)	(57)	(44)
TOTAL	23,704	21,466	18,131	66	57	44

Revenue in the segment Other are invoiced from Swedish companies.

Revenue by currency is presented in Note 3.

Revenue split per category

Revenue can be split into the following categories of revenues.

	2018	2017	2016
Sweden Consumer
End-user service revenue	7,220	6,260	6,137
Operator revenue	644	624	657
Equipment revenue	2,136	1,748	1,713
	10,000	8,632	8,507

Sweden Business
End-user service revenue	3,979	4,103	2,725
Operator revenue	700	778	451
Equipment revenue	1,734	1,541	590
Internal sales	4	3	1
	6,417	6,425	3,767
Lithuania
End-user service revenue	1,329	1,119	967
Operator revenue	249	223	220
Equipment revenue	822	595	506
Internal sales	30	20	16
	2,430	1,957	1,709
Latvia
End-user service revenue	768	672	587
Operator revenue	201	213	200
Equipment revenue	321	271	212
Internal sales	18	22	23
	1,308	1,178	1,022
Estonia
End-user service revenue	451	455	432
Operator revenue	133	121	123
Equipment revenue	197	162	139
Internal sales	6	5	1
	787	743	695
Croatia
End-user service revenue	1,110	903	837
Operator revenue	269	245	235
Equipment revenue	550	539	462
Internal sales	8	7	—
	1,937	1,694	1,534
Germany
End-user service revenue	536	608	702
Operator revenue	1	1	2
Equipment revenue	2	3	4
	539	612	708
IoT
End-user service revenue	200	147	75
	200	147	75
Other
End-user service revenue	—	—	25
Operator revenue	152	135	130
Internal sales	—	—	3
	152	135	158
TOTAL
End-user service revenue	15,593	14,267	12,487
Operator revenue	2,349	2,340	2,018
Equipment revenue	5,762	4,859	3,626
Internal sales	66	57	44
TOTAL REVENUE	23,770	21,523	18,175

Sweden

Revenue in Sweden can be split into additional categories of revenues.

	2018	2017	2016
Sweden Consumer
Mobile	5,881	5,859	5,626
Fixed	1,230	401	511
Landlord & Other	109	—	—
End-user service revenue	7,220	6,260	6,137
Operator revenue	644	624	657
Equipment revenue	2,136	1,748	1,713
Sweden Consumer	10,000	8,632	8,507

Sweden Business
Mobile	1,864	1,894	1,687
Fixed	1,075	1,188	701
Solutions	1,040	1,021	337
End-user service revenue	3,979	4,103	2,725
Operator revenue, excluding Wholesale	127	123	129
Equipment revenue	1,734	1,541	590
Wholesale	573	655	322
Internal sales	4	3	1
Sweden Business	6,417	6,425	3,767

TOTAL REVENUE IN SWEDEN	16,417	15,057	12,274

Unsatisfied long-term outstanding customer contracts

	Dec 31, 2018	Dec 31, 2017
Outstanding amount of non-cancellable customer contracts that are (partly) unsatisfied	5,228	3,228

As of December 31, 2018 Tele2 had non-cancellable customer contracts with a duration up to 132 months, which resulted in partly unsatisfied performance obligations at year-end. Management expect that 57 percent of the transaction price allocated to the partly unsatisfied contracts as of December 31, 2018 will be recognized as revenue during the year 2019. The remaining 29 percent is expected to be recognized during 2020 and 14 percent during 2021-2029. As of December 31, 2017 Tele2 had non-cancellable customer contracts with a duration up to 72 months, which resulted in partly unsatisfied performance obligations at year-end. Management expect that 63 percent of the transaction price allocated to the partly unsatisfied contracts as of December 31, 2017 were to be recognized as revenue during the year 2018. The remaining 30 percent was expected to be recognized during 2019 and 7 percent during 2020‑2022.

All usage based revenue is excluded from this disclosure as the revenue is not fixed in a contract. Tele2 does not include binding revenue with an outstanding contract period of 12 months or less. Since Tele2 does not include all contracts and has primarily cancellable subscriptions, the amount of outstanding unsatisfied performance obligation does not amount to expected revenue for future periods.

In accordance with the expedient for the IFRS 15 transition, Tele2 has not disclosed the transaction price allocated to (partly) unsatisfied performance obligations to previous periods.